Income and Expenses - Schedule of Group Reportable Losses Maturity (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 88,938	SFr 57,148
2025
Maturity Of Group Reportable Losses [Line Items]
Total	16,733	16,733
2026
Maturity Of Group Reportable Losses [Line Items]
Total	13,113	13,113
2027
Maturity Of Group Reportable Losses [Line Items]
Total	12,437	12,437
2028
Maturity Of Group Reportable Losses [Line Items]
Total	14,865	SFr 14,865
2029
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 31,790